Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DUPREE MUTUAL FUNDS
Entity Central Index Key	0000311101
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Alabama Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Alabama Tax-Free Income Series
Class Name	Alabama Tax-Free Income Series
Trading Symbol	DUALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alabama Tax-Free Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Alabama Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 19,091,060
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	3.86%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$19,091,060

Total number of portfolio holdings	66

Portfolio turnover rate as of the end of the reporting period	3.86%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Kentucky Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Kentucky Tax-Free Income Series
Class Name	Kentucky Tax-Free Income Series
Trading Symbol	KYTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kentucky Tax-Free Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Kentucky Tax-Free Income Series	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Net Assets	$ 699,440,229
Holdings Count | Holding	400
Investment Company, Portfolio Turnover	6.51%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$699,440,229

Total number of portfolio holdings	400

Portfolio turnover rate as of the end of the reporting period	6.51%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Mississippi Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Mississippi Tax-Free Income Series
Class Name	Mississippi Tax-Free Income Series
Trading Symbol	DUMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mississippi
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Mississippi Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 4,381,387
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$4,381,387

Total number of portfolio holdings	27

Portfolio turnover rate as of the end of the reporting period	0.00%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the
Fund
, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
North Carolina Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	North Carolina Tax-Free Income Series
Class Name	North Carolina Tax-Free Income Series
Trading Symbol	NTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the North Carolina
Tax-Free
Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

North Carolina Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 106,016,028
Holdings Count | Holding	168
Investment Company, Portfolio Turnover	2.27%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$106,016,028

Total number of portfolio holdings	168

Portfolio turnover rate as of the end of the reporting period	2.27%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY *

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our
website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Tennessee Tax-Free Income Series
Shareholder Report [Line Items]
Fund Name	Tennessee Tax-Free Income Series
Class Name	Tennessee Tax-Free Income Series
Trading Symbol	TNTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tennessee Tax-Free Income Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Tennessee Tax-Free Income Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 49,837,302
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	0.85%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$49,837,302

Total number of portfolio holdings	76

Portfolio turnover rate as of the end of the reporting period	0.85%

Holdings [Text Block]
What is the Fund
invested
in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Intermediate Government Bond Series
Shareholder Report [Line Items]
Fund Name	Intermediate Government Bond Series
Class Name	Intermediate Government Bond Series
Trading Symbol	DPIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Intermediate Government Bond Series	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Net Assets	$ 8,199,025
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	48.53%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,199,025

Total number of portfolio holdings	26

Portfolio turnover rate as of the end of the reporting period	48.53%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below
show
the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.
Taxable Municipal Bond Series
Shareholder Report [Line Items]
Fund Name	Taxable Municipal Bond Series
Class Name	Taxable Municipal Bond Series
Trading Symbol	DUTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “reporting period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866-0614 or info@dupree-funds.com.
Additional Information Phone Number	(800) 866-0614
Additional Information Email	info@dupree-funds.com
Additional Information Website	www.dupree-funds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Taxable Municipal Bond Series	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Net Assets	$ 3,326,946
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,326,946

Total number of portfolio holdings	21

Portfolio turnover rate as of the end of the reporting period	0.00%

Holdings [Text Block]
What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT
QUALITY
*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Credit Quality Explanation [Text Block]	Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings.
Credit Ratings Selection [Text Block]	All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments.